Depreciation and Amortization - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortisation expense [abstract]
Depreciation and amortization expense	€ 4,473	€ 4,291	€ 4,135
Increase in depreciation and amortization expense	€ 182	€ 156